Goodwill (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Goodwill Disclosure [Text Block]
12. Goodwill

	December 31, 2011	December 31, 2010

Goodwill	$19,275,561	$19,275,561

In accordance with FASB ASC 350 “Intangibles-Goodwill and Other”, it allow an entity to assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test.  Performance of the two-step impairment test is required only if an entity determines it is more-likely-than-not that a reporting unit's fair value is less than its carrying amount.  Otherwise, no further testing is required.  No impairment loss of goodwill was recognized for the years ended December 31, 2011 and 2010.